December 16, 2014

VIA EDGAR

Ms. Elisabeth Bentzinger

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed on or after 4/29/2013)

File Nos.333-186220/811-07623

Dear Ms. Bentzinger:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuities does not differ from that contained in Registrant’s Post-Effective Amendment No. 2 (Amendment). This Amendment was filed electronically on December 5, 2014.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary